Derivatives (Details) (USD $)	12 Months Ended		151 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule of derivative warrant instruments activity
Beginning balance, Units	3,389,771
Warrants issued with Convertible Notes (See Note 5), Units		287,061
Placement agent warrants related to issuance of Convertible Notes (See Note 5), Units		143,532
Warrants issued with Stock Offering (See Note 9), Units	242,190	1,972,785
Placement agent warrants related to issuance of Stock Offering (See Note 9), Units	121,095	986,393
Warrants issued with 2012 Common Stock Offering - A (See Note 9), Units	3,118,988
Warrants issued with 2012 Common Stock Offering - B (See Note 9), Units	1,559,505
Placement agent warrants related to 2012 Common Stock Offering (See Note 9), Units	467,845
Transfer from liability classification to equity classification, Units	(3,753,056)
Balance, Units	5,146,338	3,389,771	5,146,338
Beginning balance, Fair Value	$ 4,439,613
Warrants issued with Convertible Notes (See Note 5), Fair Value		377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5), Fair Value		188,579
Warrants issued with Stock Offering (See Note 9), Fair Value	318,087	2,591,900
Placement agent warrants related to issuance of Stock Offering (See Note 9), Fair Value	159,044	1,295,950
Warrants issued with 2012 Common Stock Offering - A (See Note 9), Fair Value	1,409,554
Warrants issued with 2012 Common Stock Offering - B (See Note 9), Fair Value	1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9), Fair Value	499,707
Transfer from liability classification to equity classification, Fair Value	4,231,324		4,231,324
Change in fair value	(685,420)	(13,966)
Balance, Fair Value	$ 3,574,958	$ 4,439,613	$ 3,574,958